Class A Common Stock Subject to Possible Redemption (Details) - Class A Common Stock [Member] - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001
Subject to possible redemption	20,125,000